Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Shares Capital [Member]	Equity Reserves [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 270,667	$ 60,295	$ (134,446)	$ 196,516
Balance share at Dec. 31, 2017	319,303,098
Statement Line Items [Line Items]
Total comprehensive loss for the period			(15,043)	(15,043)
Debenture refinancing warrants		2,331		2,331
Payment of land purchase options	$ 123			123
Payment of land purchase options, shares	128,750
Exercise of share options	$ 218	(67)		$ 151
Exercise of share options, shares	225,000			815,500
Exercise of warrants	$ 683	(92)		$ 591
Exercise of warrants, shares	590,500
Vesting of restricted shares and RSU's	$ 624	(624)
Vesting of restricted shares and RSU's, shares	843,413
Share-based compensation	$ 105	1,787		1,892
Share-based compensation, shares	99,308
Bonus share cost amortization (forfeiture)		(1,519)		(1,519)
Balance at Dec. 31, 2018	$ 272,420	62,111	(149,489)	185,042
Balance share at Dec. 31, 2018	321,190,069
Statement Line Items [Line Items]
Total comprehensive loss for the period			(57,903)	(57,903)
Rights offering net of issuance costs	$ 253,047			253,047
Rights offering net of issuance costs, shares	682,813,838
Debenture refinancing warrants		1,564		1,564
Payment of land purchase options	$ 46			46
Payment of land purchase options, shares	78,750
Exercise of share options	$ 572	(298)		274
Exercise of share options, shares	400,171
Vesting of restricted shares and RSU's	$ 715	(715)
Vesting of restricted shares and RSU's, shares	644,510
Share-based compensation	$ 84	1,986		2,070
Share-based compensation, shares	102,921
Balance at Dec. 31, 2019	$ 526,884	$ 64,648	$ (207,392)	$ 384,140
Balance share at Dec. 31, 2019	1,005,230,259